AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.9%
Information Technology – 11.5%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	570	$195,875
Cisco Systems, Inc./Delaware	43,630	2,374,781
F5 Networks, Inc.(a)	620	123,244
Juniper Networks, Inc.	3,390	93,293
Motorola Solutions, Inc.	1,760	408,883
Nokia Oyj(a)	53,670	296,006
Telefonaktiebolaget LM Ericsson - Class B(b)	29,054	327,930

		3,820,012

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	6,180	452,561
Azbil Corp.	1,203	51,796
CDW Corp./DE	1,450	263,929
Corning, Inc.	8,020	292,650
Halma PLC	3,834	146,242
Hamamatsu Photonics KK	1,451	89,757
Hexagon AB	19,610	303,327
Hirose Electric Co., Ltd.	350	58,165
Ibiden Co., Ltd.	1,030	56,656
IPG Photonics Corp.(a)	370	58,608
Keyence Corp.	1,937	1,156,139
Keysight Technologies, Inc.(a)	1,900	312,151
Kyocera Corp.	3,211	200,724
Murata Manufacturing Co., Ltd.	5,718	505,771
Omron Corp.	1,872	185,239
Shimadzu Corp.	2,310	101,446
TDK Corp.	3,915	141,186
TE Connectivity Ltd.	3,410	467,920
Teledyne Technologies, Inc.(a)	480	206,198
Trimble, Inc.(a)	2,590	213,028
Venture Corp., Ltd.	2,697	35,449
Yaskawa Electric Corp.	2,441	117,213
Yokogawa Electric Corp.	2,226	38,825
Zebra Technologies Corp. - Class A(a)	560	288,635

		5,743,615

IT Services – 2.1%
Accenture PLC - Class A	6,580	2,105,074
Adyen NV(a) (b) (c)	197	550,686
Afterpay Ltd.(a)	2,174	188,866
Akamai Technologies, Inc.(a)	1,680	175,711
Amadeus IT Group SA - Class A(a)	4,485	294,986
Atos SE	965	51,263
Automatic Data Processing, Inc.	4,400	879,648
Bechtle AG	879	60,119
Broadridge Financial Solutions, Inc.	1,200	199,968
Capgemini SE	1,597	331,181
Cognizant Technology Solutions Corp. - Class A	5,460	405,187
Computershare Ltd.	5,287	68,366
DXC Technology Co.(a)	2,630	88,394
Edenred	2,491	134,097
Fidelity National Information Services, Inc.	6,420	781,186

Company	Shares	U.S. $ Value

Fiserv, Inc.(a)	6,160	$668,360
FleetCor Technologies, Inc.(a)	860	224,692
Fujitsu Ltd.	1,958	353,831
Gartner, Inc.(a)	890	270,453
Global Payments, Inc.	3,050	480,619
GMO Payment Gateway, Inc.	442	55,808
International Business Machines Corp.	9,250	1,285,102
Itochu Techno-Solutions Corp.	936	30,396
Jack Henry & Associates, Inc.	770	126,326
Mastercard, Inc. - Class A	9,060	3,149,981
NEC Corp.	2,492	135,044
Nexi SpA(a) (c)	4,285	79,905
Nomura Research Institute Ltd.	3,437	126,333
NTT Data Corp.	6,155	119,002
Obic Co., Ltd.	706	134,251
Otsuka Corp.	1,111	57,131
Paychex, Inc.	3,320	373,334
PayPal Holdings, Inc.(a)	12,160	3,164,154
SCSK Corp.	1,524	32,234
TIS, Inc.	2,183	59,583
VeriSign, Inc.(a)	1,030	211,160
Visa, Inc. - Class A	17,520	3,902,580
Western Union Co. (The) - Class W	4,230	85,531
Wix.com Ltd.(a)	560	109,743
Worldline SA/France(a) (c)	2,370	180,656

		21,730,941

Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc.(a)	12,580	1,294,482
Advantest Corp.	2,003	178,486
Analog Devices, Inc.	5,565	932,026
Applied Materials, Inc.	9,500	1,222,935
ASM International NV(b)	477	186,802
ASML Holding NV(b)	4,176	3,119,715
Broadcom, Inc.	4,230	2,051,254
Disco Corp.	298	83,466
Enphase Energy, Inc.(a)	1,400	209,958
Infineon Technologies AG	13,000	531,676
Intel Corp.	41,810	2,227,637
KLA Corp.	1,590	531,871
Lam Research Corp.	1,480	842,342
Lasertec Corp.	762	173,475
Microchip Technology, Inc.	2,830	434,377
Micron Technology, Inc.	11,610	824,078
Monolithic Power Systems, Inc.	450	218,106
NVIDIA Corp.	25,800	5,344,728
NXP Semiconductors NV	2,850	558,229
Qorvo, Inc.(a)	1,160	193,940
QUALCOMM, Inc.	11,680	1,506,486
Renesas Electronics Corp.(a)	12,226	150,470
Rohm Co., Ltd.	908	85,627
Skyworks Solutions, Inc.	1,710	281,774
STMicroelectronics NV	6,798	296,812
SUMCO Corp.	2,697	53,807
Teradyne, Inc.	1,720	187,772
Texas Instruments, Inc.	9,560	1,837,528
Tokyo Electron Ltd.(b)	1,487	656,925
Xilinx, Inc.	2,540	383,515

		26,600,299

Company	Shares	U.S. $ Value

Software – 3.6%
Adobe, Inc.(a)	4,950	$2,849,814
ANSYS, Inc.(a)	900	306,405
Autodesk, Inc.(a)	2,280	650,188
AVEVA Group PLC	1,121	54,179
Cadence Design Systems, Inc.(a)	2,880	436,147
Ceridian HCM Holding, Inc.(a)	1,394	156,992
Check Point Software Technologies Ltd.(a)	1,136	128,413
Citrix Systems, Inc.	1,280	137,434
CyberArk Software Ltd.(a)	415	65,495
Dassault Systemes SE	6,440	338,908
Fortinet, Inc.(a)	1,400	408,856
Intuit, Inc.	2,830	1,526,813
Microsoft Corp.	77,990	21,986,941
Nemetschek SE	563	58,805
Nice Ltd.(a)	631	178,675
NortonLifeLock, Inc.	6,000	151,800
Oracle Corp.	17,025	1,483,388
Oracle Corp./Japan	375	32,942
Paycom Software, Inc.(a)	510	252,833
PTC, Inc.(a)	1,080	129,373
Sage Group PLC (The)	10,691	101,796
salesforce.com, Inc.(a)	9,590	2,601,000
SAP SE	10,395	1,405,707
ServiceNow, Inc.(a)	2,050	1,275,653
Sinch AB(a) (b) (c)	4,932	95,641
Synopsys, Inc.(a)	1,580	473,068
TeamViewer AG(a) (c)	1,568	45,873
Temenos AG	683	92,674
Trend Micro, Inc./Japan	1,303	72,562
Tyler Technologies, Inc.(a)	420	192,633
WiseTech Global Ltd.	1,425	54,041
Xero Ltd.(a)	1,336	131,100

		37,876,149

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	162,420	22,982,430
Brother Industries Ltd.(b)	2,301	50,634
Canon, Inc.(b)	9,980	244,191
FUJIFILM Holdings Corp.	3,586	309,650
Hewlett Packard Enterprise Co.	13,520	192,660
HP, Inc.	12,430	340,085
Logitech International SA(b)	1,729	153,824
NetApp, Inc.	2,300	206,448
Ricoh Co., Ltd.	6,538	66,899
Seagate Technology Holdings PLC	2,060	169,991
Seiko Epson Corp.(b)	2,728	55,078
Western Digital Corp.(a)	3,170	178,915

		24,950,805

		120,721,821

Company	Shares	U.S. $ Value

Financials – 6.9%
Banks – 3.0%
ABN AMRO Bank NV (GDR)(a) (b) (c)	4,125	$59,513
Australia & New Zealand Banking Group Ltd.	28,325	568,838
Banco Bilbao Vizcaya Argentaria SA	66,373	438,102
Banco Santander SA	172,613	625,267
Bank Hapoalim BM	11,074	97,270
Bank Leumi Le-Israel BM	14,170	120,063
Bank of America Corp.	78,080	3,314,496
Banque Cantonale Vaudoise	293	22,278
Barclays PLC	172,814	439,116
BNP Paribas SA	11,197	716,392
BOC Hong Kong Holdings Ltd.	36,090	108,754
CaixaBank SA	43,355	134,445
Chiba Bank Ltd. (The)	5,169	33,496
Citigroup, Inc.	21,400	1,501,852
Citizens Financial Group, Inc.	4,410	207,182
Comerica, Inc.	1,440	115,920
Commerzbank AG(a)	9,771	64,720
Commonwealth Bank of Australia	17,660	1,310,554
Concordia Financial Group Ltd.	10,617	41,794
Credit Agricole SA	11,378	156,396
Danske Bank A/S	6,727	113,324
DBS Group Holdings Ltd.	17,948	397,703
DNB Bank ASA	9,295	211,319
Erste Group Bank AG	2,857	125,448
Fifth Third Bancorp	7,280	308,963
FinecoBank Banca Fineco SpA(a)	5,944	107,360
First Republic Bank/CA	1,820	351,042
Hang Seng Bank Ltd.	7,458	127,747
HSBC Holdings PLC	202,756	1,060,146
Huntington Bancshares, Inc./OH	15,270	236,074
ING Groep NV(b)	38,828	564,501
Intesa Sanpaolo SpA	164,403	465,422
Israel Discount Bank Ltd. - Class A(a)	11,352	59,925
Japan Post Bank Co., Ltd.	3,949	33,872
JPMorgan Chase & Co.	31,340	5,130,045
KBC Group NV	2,502	225,692
KeyCorp	10,040	217,065
Lloyds Banking Group PLC	705,351	439,025
M&T Bank Corp.	1,330	198,622
Mediobanca Banca di Credito Finanziario SpA(a)	6,057	72,872
Mitsubishi UFJ Financial Group, Inc.	121,678	719,279
Mizrahi Tefahot Bank Ltd.	1,368	46,074
Mizuho Financial Group, Inc.	24,012	339,702
National Australia Bank Ltd.	32,820	647,244
Natwest Group PLC	47,493	143,185
Nordea Bank Abp	32,251	415,595
Oversea-Chinese Banking Corp., Ltd.	33,417	281,396
People’s United Financial, Inc.	4,420	77,217
PNC Financial Services Group, Inc. (The)	4,400	860,816
Raiffeisen Bank International AG	1,443	37,741
Regions Financial Corp.	9,950	212,034
Resona Holdings, Inc.	20,824	83,296

Company	Shares	U.S. $ Value

Shizuoka Bank Ltd. (The)(b)	4,353	$35,765
Skandinaviska Enskilda Banken AB - Class A	15,873	223,703
Societe Generale SA	8,071	252,742
Standard Chartered PLC	26,164	152,949
Sumitomo Mitsui Financial Group, Inc.	12,994	457,121
Sumitomo Mitsui Trust Holdings, Inc.	3,294	113,445
SVB Financial Group(a)	570	368,722
Svenska Handelsbanken AB - Class A	14,225	159,311
Swedbank AB - Class A	8,832	178,094
Truist Financial Corp.	13,920	816,408
UniCredit SpA	21,156	279,972
United Overseas Bank Ltd.	11,756	222,395
US Bancorp	14,030	833,943
Wells Fargo & Co.	42,800	1,986,348
Westpac Banking Corp.	36,518	675,345
Zions Bancorp NA	1,690	104,594

		31,247,051

Capital Markets – 1.5%
3i Group PLC	9,491	163,024
Abrdn PLC	21,284	72,790
Ameriprise Financial, Inc.	1,200	316,944
Amundi SA(c)	649	54,585
ASX Ltd.(b)	1,975	114,028
Bank of New York Mellon Corp. (The)	8,350	432,864
BlackRock, Inc. - Class A	1,470	1,232,830
Cboe Global Markets, Inc.	1,100	136,246
Charles Schwab Corp. (The)	15,530	1,131,205
CME Group, Inc. - Class A	3,720	719,374
Credit Suisse Group AG	24,365	240,635
Daiwa Securities Group, Inc.	14,087	82,110
Deutsche Bank AG(a)	20,573	261,437
Deutsche Boerse AG	1,892	307,008
EQT AB	2,323	96,460
Franklin Resources, Inc.	2,810	83,513
Futu Holdings Ltd. (ADR)(a)	519	47,239
Goldman Sachs Group, Inc. (The)	3,520	1,330,666
Hargreaves Lansdown PLC	3,469	66,607
Hong Kong Exchanges & Clearing Ltd.	11,990	736,792
Intercontinental Exchange, Inc.	5,820	668,252
Invesco Ltd.	3,910	94,270
Japan Exchange Group, Inc.(b)	4,969	123,231
Julius Baer Group Ltd.	2,257	149,954
London Stock Exchange Group PLC	3,232	323,873
Macquarie Group Ltd.(b)	3,422	442,110
Magellan Financial Group Ltd.(b)	1,344	33,735
MarketAxess Holdings, Inc.	400	168,276
Moody’s Corp.	1,670	593,034
Morgan Stanley	15,410	1,499,547
MSCI, Inc. - Class A	860	523,172
Nasdaq, Inc.	1,190	229,694
Nomura Holdings, Inc.	29,960	147,700
Northern Trust Corp.	2,150	231,792
Partners Group Holding AG	226	352,704
Raymond James Financial, Inc.	1,890	174,409
S&P Global, Inc.	2,500	1,062,225
SBI Holdings, Inc./Japan	2,374	58,145
Schroders PLC	1,212	58,370

Company	Shares	U.S. $ Value

Singapore Exchange Ltd.	7,838	$57,381
St. James’s Place PLC	5,249	105,884
State Street Corp.	3,600	304,992
T. Rowe Price Group, Inc.	2,350	462,245
UBS Group AG	36,493	582,487

		16,073,839

Consumer Finance – 0.2%
Acom Co., Ltd.(b)	3,892	14,222
American Express Co.	6,730	1,127,477
Capital One Financial Corp.	4,670	756,400
Discover Financial Services	3,150	386,977
Synchrony Financial	5,600	273,728

		2,558,804

Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc. - Class B(a)	19,158	5,228,984
EXOR NV	1,118	93,819
Groupe Bruxelles Lambert SA	1,146	126,055
IHS Markit Ltd.	3,870	451,319
Industrivarden AB	1,042	33,288
Industrivarden AB - Class C	1,557	48,105
Investor AB	18,136	390,003
Kinnevik AB(a)	2,481	87,218
L E Lundbergforetagen AB - Class B	741	40,665
M&G PLC	25,356	69,278
Mitsubishi HC Capital, Inc.	6,438	33,664
ORIX Corp.	11,912	222,892
Sofina SA	162	64,369
Tokyo Century Corp.(b)	359	20,212
Wendel SE	299	41,314

		6,951,185

Insurance – 1.5%
Admiral Group PLC	1,880	78,553
Aegon NV	17,451	90,079
Aflac, Inc.	6,540	340,930
Ageas SA/NV	1,796	88,939
AIA Group Ltd.	120,396	1,385,084
Allianz SE	4,105	919,707
Allstate Corp. (The)	3,090	393,388
American International Group, Inc.	8,880	487,423
Aon PLC	2,340	668,702
Arthur J Gallagher & Co.	2,120	315,138
Assicurazioni Generali SpA	11,005	233,077
Assurant, Inc.	620	97,805
Aviva PLC	38,316	203,070
AXA SA	19,297	534,782
Baloise Holding AG	484	73,418
Brown & Brown, Inc.	2,416	133,967
Chubb Ltd.	4,650	806,682
Cincinnati Financial Corp.	1,550	177,041
CNP Assurances	1,674	26,421
Dai-ichi Life Holdings, Inc.	9,937	217,333
Direct Line Insurance Group PLC	13,308	51,929
Everest Re Group Ltd.	410	102,820
Gjensidige Forsikring ASA	1,950	43,189
Globe Life, Inc.	980	87,249

Company	Shares	U.S. $ Value

Hannover Rueck SE	618	$107,619
Hartford Financial Services Group, Inc. (The)	3,690	259,222
Insurance Australia Group Ltd.(b)	24,042	83,961
Japan Post Holdings Co., Ltd.(a)	15,360	129,111
Japan Post Insurance Co., Ltd.	2,194	39,795
Legal & General Group PLC	58,199	218,659
Lincoln National Corp.	1,850	127,188
Loews Corp.	2,310	124,578
Marsh & McLennan Cos., Inc.	5,260	796,522
Medibank Pvt Ltd.	26,859	68,577
MetLife, Inc.	7,700	475,321
MS&AD Insurance Group Holdings, Inc.	4,341	145,192
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,395	380,653
NN Group NV	2,842	148,870
Phoenix Group Holdings PLC	6,334	54,759
Poste Italiane SpA(c)	5,095	69,964
Principal Financial Group, Inc.	2,610	168,084
Progressive Corp. (The)	6,050	546,859
Prudential Financial, Inc.	4,070	428,164
Prudential PLC	25,976	504,075
QBE Insurance Group Ltd.	14,387	118,523
Sampo Oyj - Class A	4,970	245,721
SCOR SE	1,546	44,518
Sompo Holdings, Inc.	3,225	139,917
Suncorp Group Ltd.	12,489	111,052
Swiss Life Holding AG	323	162,749
Swiss Re AG	3,003	256,307
T&D Holdings, Inc.	5,247	71,978
Tokio Marine Holdings, Inc.	6,289	337,122
Travelers Cos., Inc. (The)	2,600	395,226
Tryg A/S	3,511	79,590
Willis Towers Watson PLC	1,330	309,172
WR Berkley Corp.	1,450	106,111
Zurich Insurance Group AG	1,498	612,562

		15,424,447

		72,255,326

Health Care – 6.8%
Biotechnology – 0.8%
AbbVie, Inc.	18,280	1,971,864
Amgen, Inc.	5,950	1,265,267
Argenx SE(a)	464	139,475
Biogen, Inc.(a)	1,560	441,464
CSL Ltd.	4,530	946,458
Genmab A/S(a)	653	285,310
Gilead Sciences, Inc.	12,980	906,653
Grifols SA	2,909	71,032
Incyte Corp.(a)	1,930	132,745
Moderna, Inc.(a)	3,629	1,396,657
PeptiDream, Inc.(a)	934	30,490
Regeneron Pharmaceuticals, Inc.(a)	1,090	659,646
Vertex Pharmaceuticals, Inc.(a)	2,680	486,125

		8,733,186

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	18,390	$2,172,411
ABIOMED, Inc.(a)	470	152,994
Alcon, Inc.	4,974	402,748
Align Technology, Inc.(a)	750	499,073
Ambu A/S	1,633	48,291
Asahi Intecc Co., Ltd.	2,034	55,708
Baxter International, Inc.	5,200	418,236
Becton Dickinson and Co.	3,010	739,918
BioMerieux	450	51,204
Boston Scientific Corp.(a)	14,710	638,267
Carl Zeiss Meditec AG	418	80,069
Cochlear Ltd.(b)	669	104,673
Coloplast A/S - Class B	1,189	185,915
Cooper Cos., Inc. (The)	510	210,788
Danaher Corp.	6,570	2,000,171
Demant A/S(a)	1,056	53,213
DENTSPLY SIRONA, Inc.	2,260	131,193
DexCom, Inc.(a)	1,000	546,860
DiaSorin SpA	272	56,960
Edwards Lifesciences Corp.(a)	6,430	727,940
Fisher & Paykel Healthcare Corp., Ltd.	5,621	123,638
GN Store Nord AS	1,304	90,189
Hologic, Inc.(a)	2,650	195,597
Hoya Corp.	3,712	579,141
IDEXX Laboratories, Inc.(a)	890	553,491
Intuitive Surgical, Inc.(a)	1,230	1,222,804
Koninklijke Philips NV	9,069	402,908
Medtronic PLC	13,930	1,746,125
Olympus Corp.	11,622	254,382
ResMed, Inc.	1,510	397,961
Sartorius AG (Preference Shares)	265	168,701
Siemens Healthineers AG(c)	2,703	175,304
Smith & Nephew PLC	8,782	151,295
Sonova Holding AG	551	208,227
STERIS PLC	1,010	206,323
Straumann Holding AG	104	186,520
Stryker Corp.	3,390	894,011
Sysmex Corp.	1,676	208,173
Teleflex, Inc.	490	184,510
Terumo Corp.	6,427	303,472
West Pharmaceutical Services, Inc.	770	326,896
Zimmer Biomet Holdings, Inc.	2,160	316,138

		18,172,438

Health Care Providers & Services – 1.0%
AmerisourceBergen Corp. - Class A	1,530	182,759
Amplifon SpA	1,214	57,696
Anthem, Inc.	2,540	946,912
Cardinal Health, Inc.	3,000	148,380
Centene Corp.(a)	6,030	375,729
Cigna Corp.	3,550	710,568
CVS Health Corp.	13,630	1,156,642
DaVita, Inc.(a)	720	83,707
Fresenius Medical Care AG & Co. KGaA	2,061	144,567
Fresenius SE & Co. KGaA	4,174	199,789
HCA Healthcare, Inc.	2,720	660,198

Company	Shares	U.S. $ Value

Henry Schein, Inc.(a)	1,450	$110,432
Humana, Inc.	1,340	521,461
Laboratory Corp. of America Holdings(a)	1,010	284,254
McKesson Corp.	1,640	326,983
Medipal Holdings Corp.	1,788	33,650
Orpea SA	544	63,252
Quest Diagnostics, Inc.	1,350	196,169
Ramsay Health Care Ltd.	1,891	93,712
Ryman Healthcare Ltd.(b)	4,145	43,131
Sonic Healthcare Ltd.	4,427	127,937
UnitedHealth Group, Inc.	9,770	3,817,530
Universal Health Services, Inc. - Class B	800	110,696

		10,396,154

Health Care Technology – 0.1%
Cerner Corp.	3,110	219,317
M3, Inc.	4,392	313,011

		532,328

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	3,140	494,644
Bio-Rad Laboratories, Inc. - Class A(a)	230	171,569
Bio-Techne Corp.	402	194,797
Charles River Laboratories International, Inc.(a)	520	214,589
Eurofins Scientific SE	1,347	172,943
Illumina, Inc.(a)	1,510	612,471
IQVIA Holdings, Inc.(a)	1,980	474,289
Lonza Group AG	742	556,581
Mettler-Toledo International, Inc.(a)	240	330,567
PerkinElmer, Inc.	1,160	201,016
QIAGEN NV(a)	2,353	122,080
Sartorius Stedim Biotech	280	156,465
Thermo Fisher Scientific, Inc.	4,070	2,325,313
Waters Corp.(a)	640	228,672

		6,255,996

Pharmaceuticals – 2.6%
Astellas Pharma, Inc.	18,532	305,019
AstraZeneca PLC	15,409	1,857,058
Bayer AG	9,780	530,814
Bristol-Myers Squibb Co.	23,130	1,368,602
Catalent, Inc.(a)	1,760	234,203
Chugai Pharmaceutical Co., Ltd.	6,686	244,667
Daiichi Sankyo Co., Ltd.	16,938	450,231
Eisai Co., Ltd.	2,366	177,231
Eli Lilly & Co.	8,240	1,903,852
GlaxoSmithKline PLC	50,080	945,168
Hikma Pharmaceuticals PLC	1,686	55,463
Hisamitsu Pharmaceutical Co., Inc.	498	18,835
Ipsen SA	416	39,641
Johnson & Johnson	27,260	4,402,490
Kyowa Kirin Co., Ltd.	2,633	94,920
Merck & Co., Inc.	26,210	1,968,633
Merck KGaA	1,287	278,558
Nippon Shinyaku Co., Ltd.	479	39,816
Novartis AG	22,102	1,812,345

Company	Shares	U.S. $ Value

Novo Nordisk A/S - Class B	17,141	$1,652,212
Ono Pharmaceutical Co., Ltd.	3,607	82,253
Organon & Co.	2,620	85,910
Orion Oyj - Class B(b)	1,034	40,937
Otsuka Holdings Co., Ltd.	3,931	168,100
Pfizer, Inc.	57,960	2,492,860
Recordati Industria Chimica e Farmaceutica SpA	1,019	59,061
Roche Holding AG	7,319	2,685,986
Sanofi	11,279	1,085,762
Santen Pharmaceutical Co., Ltd.	3,513	49,407
Shionogi & Co., Ltd.	2,680	183,391
Sumitomo Dainippon Pharma Co., Ltd.	1,746	31,208
Taisho Pharmaceutical Holdings Co., Ltd.	332	19,352
Takeda Pharmaceutical Co., Ltd.	15,692	517,566
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	10,694	104,160
UCB SA	1,281	143,443
Viatris, Inc.	12,510	169,510
Vifor Pharma AG	513	66,493
Zoetis, Inc.	4,910	953,227

		27,318,384

		71,408,486

Consumer Discretionary – 6.5%
Auto Components – 0.2%
Aisin Corp.	1,436	52,036
Aptiv PLC(a)	2,800	417,116
BorgWarner, Inc.	2,480	107,161
Bridgestone Corp.	5,684	268,917
Cie Generale des Etablissements Michelin SCA - Class B	1,687	258,685
Continental AG(a)	1,106	120,066
Denso Corp.	4,314	281,693
Faurecia SE	1,144	53,822
Koito Manufacturing Co., Ltd.	1,019	61,276
Stanley Electric Co., Ltd.	1,268	32,027
Sumitomo Electric Industries Ltd.	7,356	97,818
Toyota Industries Corp.	1,489	122,515
Valeo	2,239	62,486
Vitesco Technologies Group AG(a)	221	13,067

		1,948,685

Automobiles – 1.3%
Bayerische Motoren Werke AG	3,296	313,051
Bayerische Motoren Werke AG (Preference Shares)	610	46,272
Daimler AG	8,520	751,734
Ferrari NV	1,255	261,918
Ford Motor Co.(a)	40,590	574,754
General Motors Co.(a)	13,210	696,299
Honda Motor Co., Ltd.	16,228	498,910
Isuzu Motors Ltd.	5,378	69,969
Mazda Motor Corp.(a)	5,545	47,986
Nissan Motor Co., Ltd.(a)	22,640	113,143
Porsche Automobil Holding SE (Preference Shares)	1,540	152,291

Company	Shares	U.S. $ Value

Renault SA(a)	1,874	$66,484
Stellantis NV(b)	20,187	384,181
Subaru Corp.	6,001	110,897
Suzuki Motor Corp.	3,709	165,715
Tesla, Inc.(a)	8,386	6,503,175
Toyota Motor Corp.	105,565	1,880,892
Volkswagen AG	332	102,390
Volkswagen AG (Preference Shares)	1,848	411,924
Yamaha Motor Co., Ltd.	2,731	76,031

		13,228,016

Distributors – 0.0%
Genuine Parts Co.	1,490	180,633
LKQ Corp.(a)	2,870	144,418
Pool Corp.	420	182,452

		507,503

Hotels, Restaurants & Leisure – 1.0%
Accor SA(a)	1,657	59,084
Aristocrat Leisure Ltd.	5,762	191,624
Booking Holdings, Inc.(a)	430	1,020,764
Caesars Entertainment, Inc.(a)	2,160	242,525
Carnival Corp.(a)	8,260	206,583
Chipotle Mexican Grill, Inc. - Class A(a)	300	545,256
Compass Group PLC(a)	17,757	363,151
Crown Resorts Ltd.(a) (b)	3,632	24,862
Darden Restaurants, Inc.	1,350	204,484
Domino’s Pizza Enterprises Ltd.	648	74,117
Domino’s Pizza, Inc.	400	190,784
Entain PLC(a)	5,707	163,001
Evolution AB(c)	1,691	256,084
Expedia Group, Inc.(a)	1,460	239,294
Flutter Entertainment PLC(a)	1,657	328,636
Galaxy Entertainment Group Ltd.(a)	21,186	108,706
Genting Singapore Ltd.	58,976	31,095
Hilton Worldwide Holdings, Inc.(a)	2,880	380,477
InterContinental Hotels Group PLC(a)	1,855	118,445
La Francaise des Jeux SAEM(c)	931	47,869
Las Vegas Sands Corp.(a)	3,400	124,440
Marriott International, Inc./MD - Class A(a)	2,760	408,728
McDonald’s Corp.	7,730	1,863,780
McDonald’s Holdings Co. Japan Ltd.(b)	778	36,705
Melco Resorts & Entertainment Ltd. (ADR)(a)	2,093	21,432
MGM Resorts International	4,210	181,662
Norwegian Cruise Line Holdings Ltd.(a)	3,830	102,299
Oriental Land Co., Ltd./Japan	1,992	322,257
Penn National Gaming, Inc.(a)	1,530	110,864
Royal Caribbean Cruises Ltd.(a)	2,260	201,027
Sands China Ltd.(a)	23,670	48,441
SJM Holdings Ltd.(a) (b)	19,382	13,173
Sodexo SA(a)	914	79,880
Starbucks Corp.	12,200	1,345,782

Company	Shares	U.S. $ Value

Tabcorp Holdings Ltd.(b)	21,623	$75,131
Whitbread PLC(a)	2,080	92,483
Wynn Macau Ltd.(a) (b)	15,232	12,818
Wynn Resorts Ltd.(a) (b)	1,080	91,530
Yum! Brands, Inc.	3,080	376,715

		10,305,988

Household Durables – 0.4%
Barratt Developments PLC	9,931	87,788
Berkeley Group Holdings PLC	1,176	68,673
Casio Computer Co., Ltd.(b)	1,894	31,357
DR Horton, Inc.	3,390	284,658
Electrolux AB - Class B(b)	2,199	50,805
Garmin Ltd.	1,550	240,963
Husqvarna AB - Class B	4,078	48,716
Iida Group Holdings Co., Ltd.	1,435	36,911
Leggett & Platt, Inc.	1,370	61,431
Lennar Corp. - Class A	2,850	266,988
Mohawk Industries, Inc.(a)	600	106,440
Newell Brands, Inc.	3,910	86,567
NVR, Inc.(a)	40	191,763
Panasonic Corp.	21,981	272,463
Persimmon PLC	3,229	115,485
PulteGroup, Inc.	2,730	125,362
Rinnai Corp.	352	38,647
SEB SA	297	41,784
Sekisui Chemical Co., Ltd.	3,717	63,866
Sekisui House Ltd.	6,009	125,834
Sharp Corp./Japan(b)	2,088	26,321
Sony Group Corp.	12,553	1,393,617
Taylor Wimpey PLC	35,555	74,157
Whirlpool Corp.	650	132,509

		3,973,105

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc.(a)	4,501	14,785,965
Delivery Hero SE(a) (c)	1,568	200,007
eBay, Inc.	6,700	466,789
Etsy, Inc.(a)	1,310	272,428
HelloFresh SE(a)	1,662	153,182
Just Eat Takeaway.com NV(a) (b) (c)	1,804	131,807
Mercari, Inc.(a)	996	55,037
Prosus NV(a) (b)	9,278	742,620
Rakuten, Inc.	8,444	82,251
Zalando SE(a) (c)	1,660	151,394
ZOZO, Inc.	1,215	45,520

		17,087,000

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	2,021	151,934
Hasbro, Inc.	1,320	117,771
Shimano, Inc.	744	217,387
Yamaha Corp.	1,399	88,000

		575,092

Company	Shares	U.S. $ Value

Multiline Retail – 0.3%
Dollar General Corp.	2,440	$517,622
Dollar Tree, Inc.(a)	2,400	229,728
Next PLC	1,342	147,621
Pan Pacific International Holdings Corp.	4,019	82,925
Ryohin Keikaku Co., Ltd.	2,464	54,807
Target Corp.	5,120	1,171,303
Wesfarmers Ltd.	11,287	448,922

		2,652,928

Specialty Retail – 0.9%
ABC-Mart, Inc.	322	18,088
Advance Auto Parts, Inc.	680	142,045
AutoZone, Inc.(a)	230	390,538
Bath & Body Works, Inc.(d)	2,420	152,533
Best Buy Co., Inc.	2,300	243,133
CarMax, Inc.(a)	1,680	214,973
Chow Tai Fook Jewellery Group Ltd.	19,506	37,096
Fast Retailing Co., Ltd.	581	428,496
Gap, Inc. (The)	2,150	48,805
H & M Hennes & Mauritz AB - Class B(a)	7,331	148,391
Hikari Tsushin, Inc.	232	39,212
Home Depot, Inc. (The)	11,010	3,614,143
Industria de Diseno Textil SA	10,858	399,528
JD Sports Fashion PLC	5,030	70,689
Kingfisher PLC	20,586	92,923
Lowe’s Cos., Inc.	7,320	1,484,935
Nitori Holdings Co., Ltd.	809	159,431
O’Reilly Automotive, Inc.(a)	720	439,963
Ross Stores, Inc.	3,690	401,657
TJX Cos., Inc. (The)	12,480	823,430
Tractor Supply Co.	1,190	241,106
Ulta Beauty, Inc.(a)	570	205,724
USS Co., Ltd.	2,138	36,394
Yamada Holdings Co., Ltd.	6,598	27,709

		9,860,942

Textiles, Apparel & Luxury Goods – 0.7%
adidas AG	1,896	595,830
Burberry Group PLC	3,948	96,081
Cie Financiere Richemont SA	5,196	538,732
EssilorLuxottica SA	2,841	542,895
Hanesbrands, Inc.	3,610	61,948
Hermes International	316	435,996
Kering SA	747	530,565
LVMH Moet Hennessy Louis Vuitton SE	2,764	1,979,752
Moncler SpA	1,964	119,785
NIKE, Inc. - Class B	13,200	1,917,036
Pandora A/S	1,012	122,856
Puma SE	1,071	119,058
PVH Corp.(a)	730	75,037
Ralph Lauren Corp.	490	54,410
Swatch Group AG (The)	297	77,482
Swatch Group AG (The) (REG)	513	26,396
Tapestry, Inc.	2,880	106,618
Under Armour, Inc. - Class A(a)	1,950	39,351
Under Armour, Inc. - Class C(a)	2,030	35,566
VF Corp.	3,320	222,407

		7,697,801

		67,837,060

Company	Shares	U.S. $ Value

Industrials – 5.3%
Aerospace & Defense – 0.7%
Airbus SE(a)	5,855	$776,232
BAE Systems PLC	31,403	237,848
Boeing Co. (The)(a)	5,690	1,251,459
Dassault Aviation SA	290	32,599
Elbit Systems Ltd.	298	43,150
General Dynamics Corp.	2,370	464,591
Howmet Aerospace, Inc.	4,040	126,048
Huntington Ingalls Industries, Inc.	420	81,085
L3Harris Technologies, Inc.	2,120	466,909
Lockheed Martin Corp.	2,530	873,103
MTU Aero Engines AG	541	121,629
Northrop Grumman Corp.	1,550	558,232
Raytheon Technologies Corp.	15,680	1,347,853
Rolls-Royce Holdings PLC(a)	81,609	152,422
Safran SA	3,403	430,413
Singapore Technologies Engineering Ltd.	15,226	42,502
Textron, Inc.	2,330	162,657
Thales SA	1,089	105,585
TransDigm Group, Inc.(a)	570	356,005

		7,630,322

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	1,370	119,190
Deutsche Post AG	9,867	618,757
DSV A/S	2,061	493,329
Expeditors International of Washington, Inc.	1,740	207,286
FedEx Corp.	2,530	554,804
InPost SA(a)	1,950	32,357
Kuehne & Nagel International AG	541	184,698
SG Holdings Co., Ltd.	3,122	88,325
United Parcel Service, Inc. - Class B	7,490	1,363,929
Yamato Holdings Co., Ltd.	2,842	71,932

		3,734,607

Airlines – 0.1%
Alaska Air Group, Inc.(a)	1,280	75,008
American Airlines Group, Inc.(a)	6,640	136,253
ANA Holdings, Inc.(a)	1,558	40,504
Delta Air Lines, Inc.(a)	6,620	282,078
Deutsche Lufthansa AG(a) (b)	5,828	26,802
Japan Airlines Co., Ltd.(a) (b)	1,406	33,472
Qantas Airways Ltd.(a)	9,013	36,349
Singapore Airlines Ltd.(a) (b)	13,067	48,120
Southwest Airlines Co.(a)	6,120	314,752
United Airlines Holdings, Inc.(a)	3,350	159,359

		1,152,697

Company	Shares	U.S. $ Value

Building Products – 0.4%
A O Smith Corp.	1,390	$84,887
AGC, Inc.	1,885	97,138
Allegion PLC	930	122,927
Assa Abloy AB - Class B	9,977	289,399
Carrier Global Corp.	8,450	437,372
Cie de Saint-Gobain	5,038	339,042
Daikin Industries Ltd.	2,480	540,735
Fortune Brands Home & Security, Inc.	1,430	127,871
Geberit AG	369	270,921
Johnson Controls International PLC	7,420	505,154
Kingspan Group PLC	1,556	155,210
Lixil Corp.(b)	2,597	75,270
Masco Corp.	2,620	145,541
Nibe Industrier AB	13,903	174,716
Otis Worldwide Corp.	4,170	343,108
ROCKWOOL International A/S	93	39,719
TOTO Ltd.	1,380	65,711
Xinyi Glass Holdings Ltd.	17,728	52,883

		3,867,604

Commercial Services & Supplies – 0.2%
Brambles Ltd.	14,338	110,251
Cintas Corp.	920	350,207
Copart, Inc.(a)	2,150	298,248
Dai Nippon Printing Co., Ltd.	2,213	53,317
Rentokil Initial PLC	18,085	142,018
Republic Services, Inc. - Class A	2,180	261,731
Rollins, Inc.	2,290	80,906
Secom Co., Ltd.	2,113	152,829
Securitas AB - Class B(b)	3,053	48,322
Sohgo Security Services Co., Ltd.	696	31,290
TOPPAN, inc.	2,610	44,253
Waste Management, Inc.	4,020	600,427

		2,173,799

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA(b)	170	4,605
Bouygues SA	2,228	92,166
Eiffage SA	861	87,019
Epiroc AB - Class A	6,427	133,614
Epiroc AB - Class B	3,803	67,358
Ferrovial SA	4,850	141,565
Kajima Corp.	4,382	56,153
Obayashi Corp.	6,333	52,201
Quanta Services, Inc.	1,440	163,901
Shimizu Corp.	5,383	40,294
Skanska AB - Class B	3,317	83,216
Taisei Corp.	1,861	59,630
Vinci SA	5,300	551,247

		1,532,969

Electrical Equipment – 0.5%
ABB Ltd.	17,266	577,579
AMETEK, Inc.	2,390	296,384
Eaton Corp. PLC	4,120	615,157
Emerson Electric Co.	6,200	584,040

Company	Shares	U.S. $ Value

Fuji Electric Co., Ltd.	1,237	$56,291
Generac Holdings, Inc.(a)	650	265,636
Legrand SA	2,663	285,340
Mitsubishi Electric Corp.	18,167	252,477
Nidec Corp.	4,452	490,788
Prysmian SpA	2,484	86,762
Rockwell Automation, Inc.	1,200	352,848
Schneider Electric SE	5,363	893,228
Siemens Energy AG(a)	3,897	104,243
Siemens Gamesa Renewable Energy SA(a)	2,325	59,095
Vestas Wind Systems A/S	10,053	403,216

		5,323,084

Industrial Conglomerates – 0.7%
3M Co.	6,000	1,052,520
CK Hutchison Holdings Ltd.	26,326	175,624
DCC PLC	1,022	85,200
General Electric Co.	11,361	1,170,524
Hitachi Ltd.	9,635	570,013
Honeywell International, Inc.	7,190	1,526,293
Investment AB Latour - Class B	1,443	44,653
Jardine Matheson Holdings Ltd.	2,185	115,495
Keppel Corp., Ltd.	14,204	54,241
Melrose Industries PLC	42,643	99,005
Roper Technologies, Inc.	1,090	486,282
Siemens AG	7,615	1,245,441
Smiths Group PLC	3,865	74,528
Toshiba Corp.	4,109	172,952

		6,872,771

Machinery – 1.0%
Alfa Laval AB	3,206	119,579
Alstom SA	2,812	106,667
Atlas Copco AB - Class A	6,685	403,678
Atlas Copco AB - Class B	3,901	198,275
Caterpillar, Inc.	5,670	1,088,470
CNH Industrial NV	9,980	167,754
Cummins, Inc.	1,510	339,086
Daifuku Co., Ltd.	1,043	97,819
Deere & Co.	3,230	1,082,276
Dover Corp.	1,490	231,695
FANUC Corp.	1,910	418,790
Fortive Corp.	3,500	246,995
GEA Group AG	1,496	68,321
Harmonic Drive Systems, Inc.(b)	422	20,238
Hino Motors Ltd.	2,801	26,010
Hitachi Construction Machinery Co., Ltd.	1,049	29,471
Hoshizaki Corp.	588	53,481
IDEX Corp.	790	163,491
Illinois Tool Works, Inc.	2,980	615,757
Ingersoll Rand, Inc.(a)	3,860	194,583
KION Group AG	750	69,733
Knorr-Bremse AG	752	80,458
Komatsu Ltd.	8,739	209,285
Kone Oyj - Class B	3,384	237,720
Kubota Corp.	10,266	218,487
Kurita Water Industries Ltd.	963	46,338
Makita Corp.	2,290	125,910

Company	Shares	U.S. $ Value

MINEBEA MITSUMI, Inc.	3,540	$90,156
MISUMI Group, Inc.	2,770	117,861
Mitsubishi Heavy Industries Ltd.	3,125	83,731
Miura Co., Ltd.	855	34,178
Nabtesco Corp.	1,098	41,515
NGK Insulators Ltd.	2,514	42,615
NSK Ltd.	3,763	25,499
PACCAR, Inc.	3,590	283,323
Parker-Hannifin Corp.	1,340	374,691
Pentair PLC	1,720	124,924
Rational AG	55	51,666
Sandvik AB	11,238	256,747
Schindler Holding AG	414	111,146
Schindler Holding AG (REG)	214	55,132
SKF AB - Class B	3,722	87,769
SMC Corp.	570	355,629
Snap-on, Inc.	560	117,012
Spirax-Sarco Engineering PLC	746	150,100
Stanley Black & Decker, Inc.	1,670	292,768
Techtronic Industries Co., Ltd.	13,693	270,595
THK Co., Ltd.	1,174	25,762
Trane Technologies PLC	2,470	426,445
Volvo AB	1,952	44,105
Volvo AB - Class B	14,231	317,728
Wartsila Oyj Abp	4,616	54,973
Westinghouse Air Brake Technologies Corp.	1,830	157,764
Xylem, Inc./NY	1,860	230,045

		10,884,246

Marine – 0.0%
AP Moller - Maersk A/S - Class A	33	85,042
AP Moller - Maersk A/S - Class B	62	167,840
Nippon Yusen KK	1,675	125,505
SITC International Holdings Co., Ltd.	14,000	49,817

		428,204

Professional Services – 0.4%
Adecco Group AG	1,583	79,318
Bureau Veritas SA	2,866	88,448
Equifax, Inc.	1,260	319,309
Experian PLC	9,131	382,499
Intertek Group PLC	1,640	109,662
Jacobs Engineering Group, Inc.	1,340	177,590
Leidos Holdings, Inc.	1,370	131,698
Nielsen Holdings PLC	3,710	71,195
Nihon M&A Center, Inc.	2,953	86,713
Persol Holdings Co., Ltd.	1,731	43,152
Randstad NV(b)	1,230	82,812
Recruit Holdings Co., Ltd.	13,506	825,565
RELX PLC (London)	19,236	553,732
Robert Half International, Inc.	1,160	116,383
SGS SA	61	177,561
Teleperformance	585	230,101
Verisk Analytics, Inc. - Class A	1,680	336,454
Wolters Kluwer NV	2,663	282,269

		4,094,461

Company	Shares	U.S. $ Value

Road & Rail – 0.4%
Aurizon Holdings Ltd.	18,088	$48,972
Central Japan Railway Co.	1,439	229,699
CSX Corp.	22,220	660,823
East Japan Railway Co.	3,018	213,291
Hankyu Hanshin Holdings, Inc.	2,232	70,249
JB Hunt Transport Services, Inc.	860	143,809
Kansas City Southern	940	254,402
Keio Corp.	1,003	53,647
Keisei Electric Railway Co., Ltd.(b)	1,261	41,771
Kintetsu Group Holdings Co., Ltd.(a)	1,673	56,262
MTR Corp., Ltd.	15,071	81,111
Nippon Express Co., Ltd.	815	56,129
Norfolk Southern Corp.	2,590	619,657
Odakyu Electric Railway Co., Ltd.(b)	2,875	66,542
Old Dominion Freight Line, Inc.	980	280,260
Tobu Railway Co., Ltd.	1,841	49,570
Tokyu Corp.	4,875	72,362
Union Pacific Corp.	6,880	1,348,549
West Japan Railway Co.(b)	1,673	84,097

		4,431,202

Trading Companies & Distributors – 0.3%
Ashtead Group PLC	4,473	338,129
Brenntag SE	1,560	144,916
Bunzl PLC	3,286	108,420
Fastenal Co.	5,940	306,563
Ferguson PLC	2,241	311,100
ITOCHU Corp.	11,832	344,619
Marubeni Corp.	15,255	126,208
Mitsubishi Corp.	12,571	394,760
Mitsui & Co., Ltd.	15,383	336,380
MonotaRO Co., Ltd.	2,444	54,770
Reece Ltd.(b)	2,835	38,234
Sumitomo Corp.	10,983	154,717
Toyota Tsusho Corp.	2,177	91,419
United Rentals, Inc.(a)	750	263,197
WW Grainger, Inc.	460	180,808

		3,194,240

Transportation Infrastructure – 0.1%
Aena SME SA(a) (c)	761	131,609
Aeroports de Paris(a)	327	41,647
Atlantia SpA(a)	4,832	91,188
Auckland International Airport Ltd.(a)	12,208	65,622
Getlink SE	4,291	67,032
Sydney Airport(a) (b)	12,897	75,742
Transurban Group(a) (b)	30,282	305,676

		778,516

		56,098,722

Communication Services – 4.8%
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	73,930	1,996,849
BT Group PLC(a)	87,050	186,619
Cellnex Telecom SA(c)	5,072	313,146
Charter Communications, Inc. - Class A(a)	1,430	1,040,411

Company	Shares	U.S. $ Value

Comcast Corp. - Class A	47,470	$2,654,997
Deutsche Telekom AG	33,178	665,358
Elisa Oyj	1,470	91,337
Eurazeo SE	385	36,075
HKT Trust & HKT Ltd. - Class SS	36,943	50,513
Infrastrutture Wireless Italiane SpA(c)	3,277	36,499
Koninklijke KPN NV	32,792	103,189
Lumen Technologies, Inc.	10,300	127,617
Nippon Telegraph & Telephone Corp.	12,814	355,065
Orange SA	19,457	210,425
Proximus SADP	1,483	29,429
Singapore Telecommunications Ltd.	80,533	144,981
Spark New Zealand Ltd.	18,061	59,418
Swisscom AG	261	150,200
Telecom Italia SpA/Milano	97,180	37,998
Telecom Italia SpA/Milano (Savings Shares)	58,789	23,723
Telefonica Deutschland Holding AG	10,153	28,908
Telefonica SA	50,934	239,012
Telenor ASA	6,824	114,861
Telia Co. AB(b)	25,926	106,653
Telstra Corp., Ltd.	40,598	113,760
United Internet AG	946	36,594
Verizon Communications, Inc.	42,860	2,314,869
Washington H Soul Pattinson & Co., Ltd.(b)	1,050	29,181

		11,297,687

Entertainment – 0.8%
Activision Blizzard, Inc.	8,040	622,216
Bollore SA	8,620	49,779
Capcom Co., Ltd.	1,717	47,709
Electronic Arts, Inc.	2,960	421,060
Embracer Group AB(a) (b)	5,002	48,166
Koei Tecmo Holdings Co., Ltd.(b)	573	27,199
Konami Holdings Corp.	909	56,975
Live Nation Entertainment, Inc.(a)	1,490	135,784
Netflix, Inc.(a)	4,590	2,801,461
Nexon Co., Ltd.(b)	4,758	76,368
Nintendo Co., Ltd.	1,115	532,839
Sea Ltd. (ADR)(a)	683	217,692
Square Enix Holdings Co., Ltd.	836	44,681
Take-Two Interactive Software, Inc.(a)	1,200	184,884
Toho Co., Ltd./Tokyo	1,091	51,398
Ubisoft Entertainment SA(a)	973	58,265
Universal Music Group NV(a)	7,089	189,810
Walt Disney Co. (The)(a)	18,810	3,182,088

		8,748,374

Interactive Media & Services – 2.5%
Adevinta ASA - Class B(a)	2,672	45,789
Alphabet, Inc. - Class A(a)	3,120	8,341,382
Alphabet, Inc. - Class C(a)	2,950	7,862,665
Auto Trader Group PLC	9,422	74,304
Facebook, Inc. - Class A(a)	24,810	8,420,266
Kakaku.com, Inc.	1,310	42,304
Match Group, Inc.(a)	2,861	449,148

Company	Shares	U.S. $ Value

REA Group Ltd.	555	$62,510
Scout24 AG(c)	932	64,732
SEEK Ltd.(b)	3,270	71,885
Twitter, Inc.(a)	8,260	498,821
Z Holdings Corp.	25,876	165,608

		26,099,414

Media – 0.2%
CyberAgent, Inc.	3,945	76,109
Dentsu Group, Inc.	2,109	81,143
Discovery, Inc. - Class A(a)	1,740	44,161
Discovery, Inc. - Class C(a)	3,110	75,480
DISH Network Corp. - Class A(a)	2,570	111,692
Fox Corp. - Class A	3,380	135,572
Fox Corp. - Class B	1,570	58,278
Hakuhodo DY Holdings, Inc.(b)	2,278	39,202
Informa PLC(a)	14,650	107,735
Interpublic Group of Cos., Inc. (The)	4,070	149,247
News Corp. - Class A	4,050	95,297
News Corp. - Class B	1,260	29,270
Omnicom Group, Inc.	2,220	160,861
Pearson PLC	7,350	70,488
Publicis Groupe SA	2,251	151,217
Schibsted ASA	713	33,845
Schibsted ASA - Class B	949	40,362
ViacomCBS, Inc. - Class B	6,270	247,728
Vivendi SE	7,089	89,250
WPP PLC	11,950	160,101

		1,957,038

Wireless Telecommunication Services – 0.2%
KDDI Corp.	16,055	528,580
Softbank Corp.	28,591	387,831
SoftBank Group Corp.	12,482	721,276
T-Mobile US, Inc.(a)	6,060	774,225
Tele2 AB - Class B(b)	4,884	72,316
Vodafone Group PLC	267,115	406,467

		2,890,695

		50,993,208

Consumer Staples – 3.7%
Beverages – 0.8%
Anheuser-Busch InBev SA/NV	7,585	430,201
Asahi Group Holdings Ltd.	4,558	219,948
Brown-Forman Corp. - Class B	1,890	126,649
Budweiser Brewing Co. APAC Ltd.(c)	16,791	42,650
Carlsberg AS - Class B	1,031	168,201
Coca-Cola Co. (The)	40,180	2,108,245
Coca-Cola Europacific Partners PLC	2,081	115,058
Coca-Cola HBC AG(a)	1,954	62,966
Constellation Brands, Inc. - Class A	1,750	368,707
Davide Campari-Milano NV	5,098	71,613
Diageo PLC	23,290	1,127,586
Heineken Holding NV	1,173	102,140
Heineken NV(b)	2,581	269,391

Company	Shares	U.S. $ Value

Ito En Ltd.	522	$34,627
Kirin Holdings Co., Ltd.	8,022	148,887
Molson Coors Beverage Co. - Class B	1,950	90,441
Monster Beverage Corp.(a)	3,830	340,219
PepsiCo, Inc.	14,300	2,150,863
Pernod Ricard SA	2,086	459,886
Remy Cointreau SA	246	47,730
Suntory Beverage & Food Ltd.	1,356	56,213
Treasury Wine Estates Ltd.	7,036	62,043

		8,604,264

Food & Staples Retailing – 0.7%
Aeon Co., Ltd.(b)	6,562	172,515
Carrefour SA	5,980	107,170
Coles Group Ltd.	13,009	158,020
Cosmos Pharmaceutical Corp.	230	39,061
Costco Wholesale Corp.	4,580	2,058,023
Endeavour Group Ltd./Australia(a)	13,351	66,810
Etablissements Franz Colruyt NV(b)	531	27,087
ICA Gruppen AB(b)	980	44,962
J Sainsbury PLC	16,271	62,363
Jeronimo Martins SGPS SA	2,454	48,921
Kesko Oyj - Class B	2,795	96,409
Kobe Bussan Co., Ltd.	1,334	43,587
Koninklijke Ahold Delhaize NV	10,409	346,600
Kroger Co. (The)	7,830	316,567
Lawson, Inc.	489	24,021
Ocado Group PLC(a)	4,746	106,063
Seven & i Holdings Co., Ltd.	7,500	341,433
Sysco Corp.	5,290	415,265
Tesco PLC	75,407	256,809
Tsuruha Holdings, Inc.	428	52,782
Walgreens Boots Alliance, Inc.	7,420	349,111
Walmart, Inc.	14,210	1,980,590
Welcia Holdings Co., Ltd.	920	33,159
Wm Morrison Supermarkets PLC	23,501	93,254
Woolworths Group Ltd.	12,596	353,800

		7,594,382

Food Products – 0.8%
a2 Milk Co., Ltd. (The)(a) (b)	7,242	32,067
Ajinomoto Co., Inc.	4,552	134,511
Archer-Daniels-Midland Co.	5,780	346,858
Associated British Foods PLC	3,474	86,477
Barry Callebaut AG	37	83,918
Campbell Soup Co.	2,100	87,801
Chocoladefabriken Lindt & Spruengli AG	11	122,989
Chocoladefabriken Lindt & Spruengli AG (REG)	2	235,850
Conagra Brands, Inc.	4,960	167,995
Danone SA	6,493	442,679
General Mills, Inc.	6,310	377,464
Hershey Co. (The)	1,510	255,568
Hormel Foods Corp.	2,910	119,310
JDE Peet’s NV	731	21,846
JM Smucker Co. (The)	1,130	135,634
Kellogg Co.	2,600	166,192
Kerry Group PLC - Class A	1,587	213,243
Kikkoman Corp.	1,495	121,652

Company	Shares	U.S. $ Value

Kraft Heinz Co. (The)	6,710	$247,062
Lamb Weston Holdings, Inc.	1,510	92,669
McCormick & Co., Inc./MD	2,570	208,247
MEIJI Holdings Co., Ltd.	1,274	82,367
Mondelez International, Inc. - Class A	14,540	845,937
Mowi ASA	4,286	108,894
Nestle SA	28,679	3,455,533
NH Foods Ltd.	803	30,325
Nisshin Seifun Group, Inc.	1,929	31,965
Nissin Foods Holdings Co., Ltd.(b)	618	49,591
Orkla ASA	7,325	67,230
Toyo Suisan Kaisha Ltd.	865	38,302
Tyson Foods, Inc. - Class A	3,050	240,767
WH Group Ltd.(c)	93,476	66,559
Wilmar International Ltd.	18,735	57,880
Yakult Honsha Co., Ltd.	1,339	67,782

		8,843,164

Household Products – 0.6%
Church & Dwight Co., Inc.	2,530	208,902
Clorox Co. (The)	1,290	213,637
Colgate-Palmolive Co.	8,750	661,325
Essity AB - Class B	6,084	188,689
Henkel AG & Co. KGaA	1,067	91,789
Henkel AG & Co. KGaA (Preference Shares)	1,785	165,128
Kimberly-Clark Corp.	3,490	462,216
Lion Corp.	2,187	35,373
Pigeon Corp.	1,127	26,200
Procter & Gamble Co. (The)	25,350	3,543,930
Reckitt Benckiser Group PLC	7,095	557,384
Unicharm Corp.	4,060	179,907

		6,334,480

Personal Products – 0.4%
Beiersdorf AG	1,025	110,598
Estee Lauder Cos., Inc. (The) - Class A	2,400	719,832
Kao Corp.	4,798	285,546
Kobayashi Pharmaceutical Co., Ltd.	520	41,227
Kose Corp.	357	42,696
L’Oreal SA	2,508	1,037,820
Pola Orbis Holdings, Inc.	893	20,555
Shiseido Co., Ltd.	3,982	267,628
Unilever PLC	26,172	1,416,908

		3,942,810

Tobacco – 0.4%
Altria Group, Inc.	19,160	872,163
British American Tobacco PLC	21,696	758,373
Imperial Brands PLC	9,460	197,871
Japan Tobacco, Inc.	11,967	234,485
Philip Morris International, Inc.	16,130	1,528,963
Swedish Match AB	15,819	138,523

		3,730,378

		39,049,478

Company	Shares	U.S. $ Value

Materials – 2.1%
Chemicals – 1.2%
Air Liquide SA	4,716	$755,315
Air Products and Chemicals, Inc.	2,290	586,492
Akzo Nobel NV	1,899	207,494
Albemarle Corp.	1,210	264,954
Arkema SA	638	84,131
Asahi Kasei Corp.	12,235	131,111
BASF SE	9,143	693,133
Celanese Corp. - Class A	1,160	174,742
CF Industries Holdings, Inc.	2,220	123,920
Chr Hansen Holding A/S	1,083	88,462
Clariant AG(a)	2,104	39,493
Corteva, Inc.	7,630	321,070
Covestro AG(c)	1,961	133,644
Croda International PLC	1,409	161,439
Dow, Inc.	7,730	444,939
DuPont de Nemours, Inc.	5,510	374,625
Eastman Chemical Co.	1,410	142,043
Ecolab, Inc.	2,570	536,153
EMS-Chemie Holding AG	74	69,917
Evonik Industries AG	2,045	64,126
FMC Corp.	1,330	121,775
Fuchs Petrolub SE	677	31,698
Givaudan SA	92	419,436
ICL Group Ltd.	6,870	50,064
International Flavors & Fragrances, Inc.	2,570	343,660
Johnson Matthey PLC	1,887	67,700
JSR Corp.	1,984	71,317
Kansai Paint Co., Ltd.	1,728	42,866
Koninklijke DSM NV(b)	1,716	343,159
LANXESS AG	882	59,609
Linde PLC	5,390	1,581,318
LyondellBasell Industries NV - Class A	2,660	249,641
Mitsubishi Chemical Holdings Corp.	12,487	113,678
Mitsubishi Gas Chemical Co., Inc.	1,541	30,388
Mitsui Chemicals, Inc.	1,795	59,969
Mosaic Co. (The)	3,570	127,520
Nippon Paint Holdings Co., Ltd.	6,935	75,523
Nippon Sanso Holdings Corp.	1,478	37,040
Nissan Chemical Corp.	1,202	70,301
Nitto Denko Corp.	1,537	109,414
Novozymes A/S - Class B	2,096	143,683
Orica Ltd.(b)	3,968	38,757
PPG Industries, Inc.	2,450	350,375
Sherwin-Williams Co. (The)	2,480	693,730
Shin-Etsu Chemical Co., Ltd.	3,526	595,079
Sika AG	1,412	446,436
Solvay SA	761	94,400
Sumitomo Chemical Co., Ltd.(b)	14,531	75,420
Symrise AG	1,290	169,082
Toray Industries, Inc.	13,525	85,940
Tosoh Corp.	2,536	45,957
Umicore SA(b)	2,004	118,556
Yara International ASA	1,791	88,719

		12,349,413

Company	Shares	U.S. $ Value

Construction Materials – 0.1%
CRH PLC	7,815	$368,828
HeidelbergCement AG	1,509	112,576
Holcim Ltd.(a)	5,212	251,140
James Hardie Industries PLC	4,482	158,982
Martin Marietta Materials, Inc.	650	222,092
Vulcan Materials Co.	1,370	231,749

		1,345,367

Containers & Packaging – 0.1%
AMCOR PLC	15,960	184,976
Avery Dennison Corp.	860	178,201
Ball Corp.	3,390	304,998
International Paper Co.	4,050	226,476
Packaging Corp. of America	980	134,691
Sealed Air Corp.	1,570	86,020
Smurfit Kappa Group PLC	2,481	130,621
Westrock Co.	2,750	137,033

		1,383,016

Metals & Mining – 0.6%
Anglo American PLC	12,891	451,812
Antofagasta PLC	3,846	69,892
ArcelorMittal SA	7,149	218,850
BHP Group Ltd.(b)	29,324	783,181
BHP Group PLC	21,024	529,686
BlueScope Steel Ltd.	4,913	71,187
Boliden AB	2,796	89,529
Evolution Mining Ltd.(b)	16,664	42,135
Evraz PLC	4,973	39,456
Fortescue Metals Group Ltd.	16,856	179,550
Freeport-McMoRan, Inc.	15,170	493,480
Glencore PLC(a)	99,475	467,941
Hitachi Metals Ltd.(a)	2,091	40,380
JFE Holdings, Inc.	4,794	71,892
Newcrest Mining Ltd.	7,963	132,008
Newmont Corp.	8,290	450,147
Nippon Steel Corp.	8,341	150,021
Norsk Hydro ASA	13,116	97,898
Northern Star Resources Ltd.	10,779	66,018
Nucor Corp.	3,090	304,334
Rio Tinto Ltd.	3,696	263,122
Rio Tinto PLC	11,172	732,348
South32 Ltd.	46,626	115,704
Sumitomo Metal Mining Co., Ltd.	2,536	91,703
voestalpine AG	1,131	41,778

		5,994,052

Paper & Forest Products – 0.1%
Mondi PLC	4,735	116,036
Oji Holdings Corp.	7,914	39,876
Stora Enso Oyj - Class R	5,673	94,492
Svenska Cellulosa AB SCA - Class B	5,909	91,578
UPM-Kymmene Oyj	5,334	188,793

		530,775

		21,602,623

Company	Shares	U.S. $ Value

Energy – 1.5%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	7,530	$186,217
Halliburton Co.	9,210	199,120
Schlumberger NV	14,470	428,891
Tenaris SA	4,605	48,440

		862,668

Oil, Gas & Consumable Fuels – 1.4%
Ampol Ltd.	2,324	46,381
APA Corp.	3,910	83,791
BP PLC	202,541	922,544
Cabot Oil & Gas Corp.	4,130	89,869
Chevron Corp.	20,010	2,030,015
ConocoPhillips	13,970	946,747
Devon Energy Corp.	6,160	218,742
Diamondback Energy, Inc.	1,870	177,033
ENEOS Holdings, Inc.	29,929	121,582
Eni SpA	25,123	335,020
EOG Resources, Inc.	6,040	484,831
Equinor ASA	9,764	248,306
Exxon Mobil Corp.	43,830	2,578,081
Galp Energia SGPS SA	4,888	55,518
Hess Corp.	2,840	221,832
Idemitsu Kosan Co., Ltd.	2,033	53,481
Inpex Corp.	9,983	77,731
Kinder Morgan, Inc.	20,160	337,277
Koninklijke Vopak NV(b)	674	26,557
Lundin Energy AB	1,952	72,461
Marathon Oil Corp.	8,160	111,547
Marathon Petroleum Corp.	6,590	407,328
Neste Oyj	4,212	237,609
Occidental Petroleum Corp.	8,690	257,050
Oil Search Ltd.	19,252	59,912
OMV AG	1,523	91,708
ONEOK, Inc.	4,610	267,334
Phillips 66	4,530	317,236
Pioneer Natural Resources Co.	2,400	399,624
Repsol SA	14,527	189,629
Royal Dutch Shell PLC - Class A	40,825	907,914
Royal Dutch Shell PLC - Class B	36,892	817,402
Santos Ltd.(b)	18,284	93,651
TotalEnergies SE	24,869	1,188,687
Valero Energy Corp.	4,230	298,511
Williams Cos., Inc. (The)	12,570	326,066
Woodside Petroleum Ltd.(b)	9,384	160,460

		15,259,467

		16,122,135

Utilities – 1.4%
Electric Utilities – 0.9%
Alliant Energy Corp.	2,590	144,988
American Electric Power Co., Inc.	5,170	419,701
AusNet Services Ltd.(b)	18,536	33,551
Chubu Electric Power Co., Inc.	6,283	74,257
CK Infrastructure Holdings Ltd.	6,463	36,048
CLP Holdings Ltd.	16,016	154,209
Duke Energy Corp.	7,960	776,816

Company	Shares	U.S. $ Value

Edison International	3,920	$217,442
EDP - Energias de Portugal SA	27,074	142,223
Electricite de France SA	4,535	56,987
Elia Group SA/NV(b)	301	35,970
Endesa SA	3,097	62,459
Enel SpA	80,961	621,393
Entergy Corp.	2,070	205,572
Evergy, Inc.	2,370	147,414
Eversource Energy	3,550	290,248
Exelon Corp.	10,110	488,717
FirstEnergy Corp.	5,630	200,541
Fortum Oyj	4,331	131,515
HK Electric Investments & HK Electric Investments Ltd. - Class SS(c)	25,853	25,672
Iberdrola SA	58,936	592,921
Kansai Electric Power Co., Inc. (The)	6,866	66,533
Mercury NZ Ltd.	6,643	29,710
NextEra Energy, Inc.	20,300	1,593,956
NRG Energy, Inc.	2,530	103,300
Origin Energy Ltd.	17,177	57,629
Orsted AS(c)	1,883	248,207
Pinnacle West Capital Corp.	1,160	83,938
Power Assets Holdings Ltd.	13,530	79,314
PPL Corp.	7,960	221,925
Red Electrica Corp. SA	4,221	84,683
Southern Co. (The)	10,960	679,191
SSE PLC	10,403	219,036
Terna - Rete Elettrica Nazionale(b)	13,722	97,382
Tohoku Electric Power Co., Inc.(b)	4,168	30,640
Tokyo Electric Power Co. Holdings, Inc.(a)	14,889	42,393
Verbund AG	716	72,413
Xcel Energy, Inc.	5,570	348,125

		8,917,019

Gas Utilities – 0.1%
APA Group(b)	11,507	71,675
Atmos Energy Corp.	1,350	119,070
Enagas SA(b)	2,427	53,938
Hong Kong & China Gas Co., Ltd.	109,193	164,979
Naturgy Energy Group SA	2,836	71,385
Osaka Gas Co., Ltd.	3,657	66,824
Snam SpA	19,667	108,795
Toho Gas Co., Ltd.	720	31,316
Tokyo Gas Co., Ltd.	3,667	68,233

		756,215

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	6,890	157,299
EDP Renovaveis SA	2,810	69,721
Meridian Energy Ltd.	12,496	42,259
Uniper SE	892	37,133

		306,412

Multi-Utilities – 0.4%
AGL Energy Ltd.(b)	6,076	25,092
Ameren Corp.	2,640	213,840
CenterPoint Energy, Inc.	6,010	147,846

Company	Shares	U.S. $ Value

CMS Energy Corp.	2,990	$178,593
Consolidated Edison, Inc.	3,540	256,969
Dominion Energy, Inc.	8,350	609,717
DTE Energy Co.	2,000	223,420
E.ON SE	22,348	272,773
Engie SA	18,181	237,865
National Grid PLC	35,329	420,970
NiSource, Inc.	4,060	98,374
Public Service Enterprise Group, Inc.	5,220	317,898
RWE AG	6,401	225,753
Sempra Energy	3,260	412,390
Suez SA	3,370	76,843
United Utilities Group PLC	6,650	86,552
Veolia Environnement SA	5,417	165,521
WEC Energy Group, Inc.	3,260	287,532

		4,257,948

Water Utilities – 0.0%
American Water Works Co., Inc.	1,880	317,795
Severn Trent PLC	2,329	81,536

		399,331

		14,636,925

Real Estate – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.1%
Alexandria Real Estate Equities, Inc.	1,420	271,319
American Tower Corp.	4,710	1,250,081
Ascendas Real Estate Investment Trust	31,372	69,149
AvalonBay Communities, Inc.	1,440	319,162
Boston Properties, Inc.	1,470	159,275
British Land Co. PLC (The)	8,586	56,973
CapitaLand Integrated Commercial Trust	48,175	71,735
Covivio	563	47,313
Crown Castle International Corp.	4,470	774,740
Daiwa House REIT Investment Corp.	21	61,670
Dexus	10,592	81,522
Digital Realty Trust, Inc.	2,910	420,350
Duke Realty Corp.	3,880	185,736
Equinix, Inc.	930	734,821
Equity Residential	3,560	288,075
Essex Property Trust, Inc.	670	214,226
Extra Space Storage, Inc.	1,380	231,826
Federal Realty Investment Trust	730	86,133
Gecina SA	480	64,577
GLP J-Reit	43	70,781
Goodman Group	16,550	254,656
GPT Group (The)	18,998	68,429
Healthpeak Properties, Inc.	5,580	186,818
Host Hotels & Resorts, Inc.(a)	7,310	119,372
Iron Mountain, Inc.	2,980	129,481
Japan Metropolitan Fund Invest	73	70,095
Japan Real Estate Investment Corp.	13	77,977
Kimco Realty Corp.	4,480	92,960
Klepierre SA(a)	2,012	44,995
Land Securities Group PLC	6,870	64,031
Link REIT	20,304	173,870
Mapletree Commercial Trust(a)	21,022	31,858
Mapletree Logistics Trust(a)	29,241	43,713

Company	Shares	U.S. $ Value

Mid-America Apartment Communities, Inc.	1,180	$220,365
Mirvac Group	38,402	81,461
Nippon Building Fund, Inc.	15	97,452
Nippon Prologis REIT, Inc.	22	73,525
Nomura Real Estate Master Fund, Inc.	45	64,767
Orix JREIT, Inc.	28	48,730
Prologis, Inc.	7,650	959,540
Public Storage	1,580	469,418
Realty Income Corp.	3,860	250,360
Regency Centers Corp.	1,630	109,748
SBA Communications Corp.	1,130	373,544
Scentre Group(b)	50,621	107,740
Segro PLC	11,621	186,678
Simon Property Group, Inc.	3,400	441,898
Stockland	23,281	73,828
UDR, Inc.	3,070	162,649
United Urban Investment Corp.	32	43,250
Ventas, Inc.	3,880	214,215
Vicinity Centres(b)	37,738	44,615
Vornado Realty Trust	1,620	68,056
Welltower, Inc.	4,320	355,968
Weyerhaeuser Co.	7,750	275,668

		11,541,194

Real Estate Management & Development – 0.3%
Aroundtown SA	9,743	67,119
Azrieli Group Ltd.	413	37,178
Capitaland Investment Ltd.(a)	25,733	64,437
CBRE Group, Inc. - Class A(a)	3,470	337,839
City Developments Ltd.	3,990	20,194
CK Asset Holdings Ltd.	19,561	112,863
Daito Trust Construction Co., Ltd.	683	80,121
Daiwa House Industry Co., Ltd.	5,688	189,610
Deutsche Wohnen SE	3,334	203,856
ESR Cayman Ltd.(a) (c)	19,397	58,542
Fastighets AB Balder - Class B(a) (b)	1,102	66,226
Hang Lung Properties Ltd.	19,740	44,988
Henderson Land Development Co., Ltd.	14,165	54,088
Hongkong Land Holdings Ltd.	11,381	54,363
Hulic Co., Ltd.	2,629	29,278
LEG Immobilien SE	737	104,104
Lendlease Corp Ltd.(b)	6,713	51,613
Mitsubishi Estate Co., Ltd.	11,534	183,654
Mitsui Fudosan Co., Ltd.(b)	9,155	217,476
New World Development Co., Ltd.	14,856	60,423
Nomura Real Estate Holdings, Inc.	1,129	29,352
Sino Land Co., Ltd.	32,155	43,258
Sumitomo Realty & Development Co., Ltd.	3,018	110,311
Sun Hung Kai Properties Ltd.	12,717	158,789
Swire Pacific Ltd. - Class A	4,855	28,727
Swire Properties Ltd.	11,411	28,613
Swiss Prime Site AG	791	77,266
Unibail-Rodamco-Westfield(a)	1,271	93,665
UOL Group Ltd.	4,527	22,764
Vonovia SE	5,352	321,753

Company	Shares		U.S. $ Value

Wharf Real Estate Investment Co., Ltd.		16,286	$83,676

			3,036,146

			14,577,340

Total Common Stocks (cost $546,970,605)			545,303,124

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 0.7%
Japan – 0.7%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027 (cost $7,374,201)	JPY	783,789	7,253,716

	Notional Amount

OPTIONS PURCHASED - CALLS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Oct 2021; Contracts: 671; Exercise Price: EUR 4,075.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	27,343,250	526,977
FTSE 100 Index Expiration: Oct 2021; Contracts: 132; Exercise Price: GBP 6,900.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	9,108,000	80,480
Nikkei 225 Index Expiration: Oct 2021; Contracts: 81; Exercise Price: JPY 29,500.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	2,389,500,000	196,505
S&P 500 Index Expiration: Oct 2021; Contracts: 386; Exercise Price: USD 4,340.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	167,524,000	3,116,950

Total Options Purchased - Calls (premiums paid $2,833,875)			3,920,912

	Shares

RIGHTS – 0.0%
Utilities – 0.0%
Multi-Utilities – 0.0%
Veolia Environnement SA, expiring 10/01/2021(a) (e) (cost $0)		5,417	4,494

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 45.0%
Investment Companies – 45.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $472,385,917)	472,385,917	$472,385,917

Total Investments Before Security Lending Collateral for Securities Loaned – 98.0% (cost $1,029,564,598)		1,028,868,163

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $4,633,097)	4,633,097	4,633,097

Total Investments – 98.4% (cost $1,034,197,695)(i)		1,033,501,260
Other assets less liabilities – 1.6%		16,849,466

Net Assets – 100.0%		$1,050,350,726

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	48	December 2021	$5,424,917	$(127,351)
10 Yr Mini Japan Government Bond Futures	346	December 2021	47,099,151	(148,030)
Euro STOXX 50 Index Futures	474	December 2021	22,225,862	(410,790)
Euro-BOBL Futures	88	December 2021	13,754,061	(82,666)
Euro-BTP Futures	123	December 2021	21,649,386	(292,215)
Euro-Bund Futures	78	December 2021	15,343,457	(248,554)
Euro-OAT Futures	139	December 2021	26,719,715	(465,477)
FTSE 100 Index Futures	46	December 2021	4,384,184	15,577
Hang Seng Index Futures	29	October 2021	4,567,938	67,549
Japan 10 Yr Bond (OSE) Futures	54	December 2021	73,444,270	(325,402)
Long Gilt Futures	362	December 2021	61,043,022	(1,629,519)
MSCI EAFE Futures	4	December 2021	453,400	(7,253)
MSCI Emerging Markets Futures	66	December 2021	4,110,480	(190,052)
MSCI Singapore IX ETS Futures	57	October 2021	1,483,981	(6,119)
Nikkei 225 (CME) Futures	90	December 2021	13,207,500	(133,666)
OMXS 30 Index Futures	295	October 2021	7,592,853	(196,989)
S&P 500 E-Mini Futures	484	December 2021	104,005,550	(4,380,056)
S&P Mid 400 E-Mini Futures	5	December 2021	1,316,600	(22,915)
S&P/TSX 60 Index Futures	96	December 2021	18,131,312	(572,135)
TOPIX Index Futures	6	December 2021	1,094,658	3,084
U.S. T-Note 5 Yr (CBT) Futures	227	December 2021	27,862,477	(188,329)
U.S. T-Note 10 Yr (CBT) Futures	861	December 2021	113,315,672	(1,205,232)
U.S. Ultra Bond (CBT) Futures	59	December 2021	11,272,688	(288,158)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
Hang Seng Futures	5	September 2021	$786,323	$(13,222)
MSCI Singapore IX ETS Futures	135	September 2021	3,522,647	(12,131)
MSCI Singapore IX ETS Futures	101	October 2021	2,629,511	2,882
SPI 200 Futures	41	December 2021	5,404,283	30,139

				$(10,827,030)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	SEK	54,748	USD	6,345	10/13/2021	$90,356
Bank of America, NA	CHF	2,513	USD	2,740	10/28/2021	42,006
Barclays Bank PLC	SEK	30,903	USD	3,560	10/13/2021	29,600
Barclays Bank PLC	USD	10,710	EUR	9,109	11/08/2021	(151,215)
Barclays Bank PLC	JPY	1,179,785	USD	10,711	11/17/2021	107,439
Barclays Bank PLC	USD	10,795	CAD	13,649	11/19/2021	(19,437)
Citibank, NA	SGD	1,908	USD	1,400	11/10/2021	(4,637)
Morgan Stanley Capital Services, Inc.	USD	4,392	SEK	37,617	10/13/2021	(95,080)
Morgan Stanley Capital Services, Inc.	USD	5,486	CHF	5,008	10/28/2021	(108,853)
Morgan Stanley Capital Services, Inc.	EUR	28,697	USD	34,082	11/08/2021	819,386
Morgan Stanley Capital Services, Inc.	USD	10,977	EUR	9,232	11/08/2021	(275,980)
Morgan Stanley Capital Services, Inc.	AUD	12,570	USD	9,067	11/09/2021	(21,919)
Morgan Stanley Capital Services, Inc.	GBP	15,427	USD	21,164	11/10/2021	377,005
State Street Bank & Trust Co.	USD	17	NOK	149	10/13/2021	(4)
State Street Bank & Trust Co.	USD	2,200	SEK	18,845	10/13/2021	(46,854)
State Street Bank & Trust Co.	CHF	10,358	USD	11,482	10/28/2021	361,373
State Street Bank & Trust Co.	EUR	15,962	USD	18,691	11/08/2021	189,368
State Street Bank & Trust Co.	USD	5,489	EUR	4,611	11/08/2021	(144,392)
State Street Bank & Trust Co.	GBP	4,379	USD	5,886	11/10/2021	(14,466)
UBS AG	EUR	13,785	USD	16,160	11/08/2021	181,253
UBS AG	AUD	4,022	USD	2,926	11/09/2021	17,811
UBS AG	JPY	3,761,796	USD	34,355	11/17/2021	544,335
UBS AG	CAD	1,466	USD	1,145	11/19/2021	(12,707)

						$1,864,388

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Nikkei 225 Index(j)	Morgan Stanley & Co., Inc.	81	JPY	31,625.00	October 2021	JPY	2,561,625	$110,014	$(2,547)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(k)	Morgan Stanley & Co., Inc.	671	EUR	3,875.00	October 2021	EUR	26,001	$203,242	$(165,943)
FTSE 100 Index(k)	Morgan Stanley & Co., Inc.	132	GBP	6,550.00	October 2021	GBP	8,646	53,254	(23,566)
Nikkei 225 Index(j)	Morgan Stanley & Co., Inc.	81	JPY	28,000.00	October 2021	JPY	2,268,000	84,243	(29,476)
S&P 500 Index(l)	Morgan Stanley & Co., Inc.	386	USD	4,110.00	October 2021	USD	158,646	821,396	(847,270)

								$1,162,135	$(1,066,255)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
USD/JPY 04/19/2022*	6.85%	Maturity	USD	343	$(59,595)	$—	$(59,595)

*	Termination date
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $3,220,548 or 0.3% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,727,479 and gross unrealized depreciation of investments was $(31,242,804), resulting in net unrealized depreciation of $(9,515,325).

(j)	One contract relates to 1000 shares.
(k)	One contract relates to 10 shares.
(l)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN[1] September 30, 2021 (unaudited)
37.1%	United States
4.6%	Japan
2.3%	United Kingdom
1.7%	France
1.5%	Switzerland
1.5%	Germany
1.2%	Australia
0.8%	Netherlands
0.6%	Sweden
0.4%	Denmark
0.4%	Hong Kong
0.4%	Spain
0.3%	Italy
1.3%	Other
45.9%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Poland, Portugal, Russia, Singapore, South Africa and Taiwan.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$104,805,772	$15,916,049	$—	$120,721,821
Financials	43,908,538	28,346,788	—	72,255,326
Health Care	50,879,060	20,529,426	—	71,408,486
Consumer Discretionary	46,651,146	21,185,914	—	67,837,060
Industrials	30,658,943	25,439,779	—	56,098,722
Communication Services	43,930,482	7,062,726	—	50,993,208
Consumer Staples	22,953,460	16,096,018	—	39,049,478
Materials	9,511,314	12,091,309	—	21,602,623
Energy	10,367,142	5,754,993	—	16,122,135
Utilities	9,577,076	5,059,849	—	14,636,925
Real Estate	10,282,892	4,294,448	—	14,577,340
Inflation-Linked Securities	—	7,253,716	—	7,253,716
Options Purchased - Calls	—	3,920,912	—	3,920,912
Rights	—	—	4,494	4,494
Short-Term Investments	472,385,917	—	—	472,385,917
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,633,097	—	—	4,633,097

Total Investments in Securities	860,544,839	172,951,927	4,494	1,033,501,260
Other Financial Instruments(a):
Assets:
Futures	119,231	—	—	119,231
Forward Currency Exchange Contracts	—	2,759,932	—	2,759,932
Liabilities:
Futures	(10,946,261)	—	—	(10,946,261)
Forward Currency Exchange Contracts	—	(895,544)	—	(895,544)
Call Options Written	—	(2,547)	—	(2,547)
Put Options Written	—	(1,066,255)	—	(1,066,255)
Variance Swaps	—	(59,595)	—	(59,595)

Total	$849,717,809	$173,687,918	$4,494	$1,023,410,221

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,180	$1,068,652	$608,446	$472,386	$15
Government Money Market Portfolio*	0	70,295	65,662	4,633	0	**
Total	$12,180	$1,138,947	$674,108	$477,019	$15

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.